Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Goodwill
Changes in the carrying amount of goodwill, included in Intangible assets – net of accumulated amortization, by reportable segment for the periods indicated are as follows:

Williams Partners
(Millions)
December 31, 2014	$1,120
Purchase accounting adjustment	25
Impairment	(1,098)
December 31, 2015	$47
December 31, 2016	$47

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Other Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets, included in Intangible assets – net of accumulated amortization, at December 31 are as follows:

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Millions)
Contractual customer relationships	$10,635	$(1,019)	$10,633	$(663)